Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance Table
The table below shows the following information for the past four fiscal years: (i) “total” compensation for our NEOs for purposes of the “Summary Compensation Table” and shown on an average basis for the non-CEO
NEOs; (ii) the “Compensation Actually Paid” (or CAP) to our NEOs (calculated using rules required by the SEC) and shown on an average basis for the non-CEO
NEOs; (iii) our total shareholder return (TSR); (iv) the TSR of our peer group; (v) our GAAP Net Income; and (vi) our Core EPS. CAP does not represent the value of cash and shares of the company’s common stock received by the NEOs during the applicable year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the CAP amounts in the table below differ from compensation actually received by the NEOs and the compensation decisions described in the
“
Compensation Discussion and Analysis
”
discussion in this Proxy Statement.

Year	“Summary Compensation Table” Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average “Summary Compensation Table” Total for Other NEOs (1) ($)	Average Compensation Actually Paid to Other NEOs (2) ($)	Company TSR (3) ($)	Peer Group TSR (3) ($)	GAAP Net Income ($ in thousands)	Core EPS ($)

2023	18,358,834	16,844,606	5,448,974	5,440,481	151.88	89.51	985,747	3.84

2022	25,912,100	1,749,522	5,259,697	(1,880,786)	125.57	78.83	1,407,370	5.69

2021	13,908,085	67,396,503	6,090,375	17,034,237	177.04	121.21	1,836,574	5.33

2020	11,993,465	(11,520,049)	3,675,860	753,759	102.33	82.24	751,989	3.27

(1)	The CEO for each year reported was Robert E. Sulentic. The other NEOs for each year reported are as follows:

•	2023: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg and Daniel G. Queenan

•	2022: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

•	2021: Emma E. Giamartino, Leah C. Stearns, Chandra Dhandapani, Michael J. Lafitte and Daniel G. Queenan

•	2020: Leah C. Stearns, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that that were made to determine CAP (all amounts are averages for the non-CEO
NEOs):

	2023		2022		2021		2020

	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	18,358,834	5,448,974	25,912,100	5,259,697	13,908,085	6,090,375	11,993,465	3,675,860

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(14,749,941)	(3,744,965)	(22,261,250)	(3,426,214)	(9,789,859)	(2,943,778)	(10,649,973)	(2,389,965)

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	11,459,425	3,335,426	14,806,976	2,342,343	22,555,323	5,238,907	3,712,961	1,298,273

Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(1,102,283)	(42,271)	(15,163,719)	(5,773,076)	38,332,435	8,276,968	(15,906,439)	(1,517,878)

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	214,063	—	142,290	11,766	162,693	104,495	149,408	—

Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	2,664,508	443,317	(1,686,875)	(295,302)	2,227,827	725,253	(819,471)	(312,530)

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	—	—	—	—	(457,983)	—	—

Compensation Actually Paid	16,844,606	5,440,481	1,749,522	(1,880,786)	67,396,503	17,034,237	(11,520,049)	753,759

(3)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group includes the following eight companies: JLL, a global commercial real estate services company publicly traded in the U.S., as well as the following companies that have significant commercial real estate or real estate capital markets businesses within the U.S. or globally, that in each case are publicly traded in the U.S. or abroad: Colliers International Group Inc. (CIGI), Cushman & Wakefield plc (CWK), ISS A/S (ISS), Marcus & Millichap, Inc. (MMI), Newmark Group Inc. (NMRK), Savills plc (SVS.L), and Walker & Dunlop, Inc. (WD).

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote
(1)	The CEO for each year reported was Robert E. Sulentic. The other NEOs for each year reported are as follows:

•	2023: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg and Daniel G. Queenan

•	2022: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

•	2021: Emma E. Giamartino, Leah C. Stearns, Chandra Dhandapani, Michael J. Lafitte and Daniel G. Queenan

•	2020: Leah C. Stearns, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group includes the following eight companies: JLL, a global commercial real estate services company publicly traded in the U.S., as well as the following companies that have significant commercial real estate or real estate capital markets businesses within the U.S. or globally, that in each case are publicly traded in the U.S. or abroad: Colliers International Group Inc. (CIGI), Cushman & Wakefield plc (CWK), ISS A/S (ISS), Marcus & Millichap, Inc. (MMI), Newmark Group Inc. (NMRK), Savills plc (SVS.L), and Walker & Dunlop, Inc. (WD).
PEO Total Compensation Amount	$ 18,358,834	$ 25,912,100	$ 13,908,085	$ 11,993,465
PEO Actually Paid Compensation Amount	$ 16,844,606	1,749,522	67,396,503	(11,520,049)
Adjustment To PEO Compensation, Footnote

	2023		2022		2021		2020

	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	18,358,834	5,448,974	25,912,100	5,259,697	13,908,085	6,090,375	11,993,465	3,675,860

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(14,749,941)	(3,744,965)	(22,261,250)	(3,426,214)	(9,789,859)	(2,943,778)	(10,649,973)	(2,389,965)

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	11,459,425	3,335,426	14,806,976	2,342,343	22,555,323	5,238,907	3,712,961	1,298,273

Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(1,102,283)	(42,271)	(15,163,719)	(5,773,076)	38,332,435	8,276,968	(15,906,439)	(1,517,878)

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	214,063	—	142,290	11,766	162,693	104,495	149,408	—

Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	2,664,508	443,317	(1,686,875)	(295,302)	2,227,827	725,253	(819,471)	(312,530)

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	—	—	—	—	(457,983)	—	—

Compensation Actually Paid	16,844,606	5,440,481	1,749,522	(1,880,786)	67,396,503	17,034,237	(11,520,049)	753,759

Non-PEO NEO Average Total Compensation Amount	$ 5,448,974	5,259,697	6,090,375	3,675,860
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,440,481	(1,880,786)	17,034,237	753,759
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022		2021		2020

	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	18,358,834	5,448,974	25,912,100	5,259,697	13,908,085	6,090,375	11,993,465	3,675,860

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(14,749,941)	(3,744,965)	(22,261,250)	(3,426,214)	(9,789,859)	(2,943,778)	(10,649,973)	(2,389,965)

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	11,459,425	3,335,426	14,806,976	2,342,343	22,555,323	5,238,907	3,712,961	1,298,273

Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(1,102,283)	(42,271)	(15,163,719)	(5,773,076)	38,332,435	8,276,968	(15,906,439)	(1,517,878)

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	214,063	—	142,290	11,766	162,693	104,495	149,408	—

Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	2,664,508	443,317	(1,686,875)	(295,302)	2,227,827	725,253	(819,471)	(312,530)

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	—	—	—	—	(457,983)	—	—

Compensation Actually Paid	16,844,606	5,440,481	1,749,522	(1,880,786)	67,396,503	17,034,237	(11,520,049)	753,759

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. CBRE’s TSR.
Over the 2020-2023 period, our CEO and other NEOs’ CAP amounts were generally aligned with our TSR. CAP amounts were lower than Summary Compensation Table total compensation amounts in 2020 and 2022 when our TSR was relatively flat and negative, respectively. In contrast, CAP amounts were significantly higher than Summary Compensation Table total compensation amounts in 2021 when our TSR was strongly positive. In 2023, our CEO and other NEOs’ CAP amounts were slightly lower than Summary Compensation Table total compensation amounts, despite our positive TSR, driven primarily by our Core EPS performance versus internal goals, which resulted in lower numbers of shares vesting in our performance-based RSU program. Nonetheless, CBRE’s TSR has a strong impact on CAP amounts because the majority of our NEOs’ executive compensation is in the form of equity (80% for our CEO and 72%, on average, for our other NEOs, excluding strategic equity awards).

Compensation Actually Paid vs. Net Income
CAP vs. CBRE’s GAAP Net Income.
Our GAAP Net Income is not correlated with CAP. The lack of correlation is primarily because CAP values for a given year are strongly influenced by year-over-year changes in our TSR, which do not always correlate to annual GAAP Net Income. In addition, GAAP Net Income is not a measure used in our incentive plans.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. CBRE’s Core EPS.
Our Core EPS increased each year from 2020 to 2022, but was lower in 2023. CAP amounts fluctuated over the same time period, with lower CAP values in 2020 and 2022, and higher CAP values in 2021 and 2023. The lack of correlation is partly because CAP values for a given year are strongly influenced by year-over-year changes in our TSR, which do not always correlate to annual Core EPS. Also, in our annual performance-based RSU program, Core EPS has been measured cumulatively over a two-year
period against internally-established goals. Because of the different measurement periods (
i.e.
, year-over-year change for CAP vs.
two-year
cumulative measurement for Core EPS in our annual performance-based RSU program), as well as the fact that the Core EPS goals are set versus internal budgets and not based on a fixed year-over-year growth rate, there is no correlation between Core EPS and CAP values for the four years shown in the table.

Total Shareholder Return Vs Peer Group	CBRE’s TSR vs. Peer Group TSR. The company’s indexed TSR outperformed the Peer Group indexed TSR in each year of the four-year period measured.
Tabular List, Table
The most important financial performance measures that we use to link executive compensation actually paid to the NEOs for the most recently completed fiscal year to our performance are as follows:

•	Core Earnings per share, or Core EPS

•	Core EBITDA

•	Segment Operating Profit

•	Relative TSR

•	Relative Adjusted EPS Growth
Core EPS was selected as the company-selected measure for the Pay versus Performance table below because it has the strongest alignment with long-term shareholder value. Core EPS is used to determine the number of shares earned in our performance-based RSU program, which comprises a significant portion of our NEOs’ target pay opportunities.

Total Shareholder Return Amount	$ 151.88	125.57	177.04	102.33
Peer Group Total Shareholder Return Amount	89.51	78.83	121.21	82.24
Net Income (Loss)	$ 985,747,000	$ 1,407,370,000	$ 1,836,574,000	$ 751,989,000
Company Selected Measure Amount	3.84	5.69	5.33	3.27
PEO Name	Robert E. Sulentic
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings per share, or Core EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Core EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Segment Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Adjusted EPS Growth
PEO | Summary Compensation Table Value of Equity Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,749,941)	$ (22,261,250)	$ (9,789,859)	$ (10,649,973)
PEO | Year end Fair Value of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,459,425	14,806,976	22,555,323	3,712,961
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,102,283)	(15,163,719)	38,332,435	(15,906,439)
PEO | Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,063	142,290	162,693	149,408
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,664,508	(1,686,875)	2,227,827	(819,471)
PEO | Fair Value at Prior Year End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Summary Compensation Table Value of Equity Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,744,965)	(3,426,214)	(2,943,778)	(2,389,965)
Non-PEO NEO | Year end Fair Value of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,335,426	2,342,343	5,238,907	1,298,273
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,271)	(5,773,076)	8,276,968	(1,517,878)
Non-PEO NEO | Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,766	104,495	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,317	(295,302)	725,253	(312,530)
Non-PEO NEO | Fair Value at Prior Year End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (457,983)	$ 0